Financial income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Nov. 15, 2019	Feb. 15, 2018	Jan. 15, 2018	Dec. 15, 2017	Aug. 05, 2016
Analysis of income and expense [Line Items]
Interest income	$ 14	$ 5		$ 3
Interest income on related party loans (refer to note 21)	15	17		17
Net gain in fair value of derivatives(a)	116	0		29
Net foreign currency exchange gain	0	19		0
Financial income	145	41	[1]	49	[1]
Lease liabilities	(27)	0		0
Amortization of:
Transaction costs	(17)	(16)		(17)
Fair value adjustment of acquired notes	0	(1)		1
Embedded derivatives	7	6		7
Net loss in fair value of derivatives	0	(245)		0
Net foreign currency exchange loss	(5)	0		(36)
Loss on extinguishment of debt	0	(3)		(67)
Other	(5)	(6)		(10)
Financial expenses	(651)	(865)	[1]	(739)	[1]
Net financial income (expenses)	(506)	(824)	[1]	(690)	[1]
Securitization Facility
Analysis of income and expense [Line Items]
Interest expense	(17)	(16)		(13)
Credit Agreement
Analysis of income and expense [Line Items]
Interest expense	$ (174)	(166)		(146)
5.750% Senior Secured Notes due 2020
Analysis of income and expense [Line Items]
Interest rate	5.75%								5.75%
Interest expense	$ (180)	(180)		(186)
6.875% Senior Secured Notes due 2021
Analysis of income and expense [Line Items]
Interest rate	6.875%					6.875%	6.875%
Interest expense	$ (21)	(26)		(44)
Floating Rate Senior Secured Notes due 2021
Analysis of income and expense [Line Items]
Interest expense	$ (35)	(35)		(35)
5.125% Senior Secured Notes due 2023
Analysis of income and expense [Line Items]
Interest rate	5.125%									5.125%
Interest expense	$ (82)	(82)		(82)
8.250% Senior Notes due 2021
Analysis of income and expense [Line Items]
Interest rate	8.25%
Interest expense	$ 0	0		(4)
7.000% Senior Notes due 2024
Analysis of income and expense [Line Items]
Interest rate	7.00%
Interest expense	$ (56)	(56)		(56)
8.125% Debentures due 2017
Analysis of income and expense [Line Items]
Interest rate	8.125%
Interest expense	$ 0	0		(11)
6.400% Notes due 2018
Analysis of income and expense [Line Items]
Interest rate	6.40%							6.40%
Interest expense	$ 0	0		(1)
7.950% Debentures due 2025
Analysis of income and expense [Line Items]
Interest rate	7.95%
Interest expense	$ (22)	(22)		(22)
8.375% Debentures due 2027
Analysis of income and expense [Line Items]
Interest rate	8.375%
Interest expense	$ (17)	(17)		(17)
Reynolds Notes, 8.250% Senior Notes and 5.750% Senior Secured Notes due 2020
Amortization of:
Redemption premium		$ 3
Certain senior secured notes and senior notes
Amortization of:
Write-off of unamortized transaction costs and embedded derivatives				56
Redemption premium				$ 11

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.